Investments in equity accounted associates - Statement of Profit or Loss and Other Comprehensive Income (Details) - USD ($) $ in Thousands	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in equity accounted associates
Revenue	$ 234,139	$ 252,780		$ 479,688	$ 434,094	$ 260,892
Loss from operations	1,335	50,144		18,847	(123,256)	(1,667)
Other comprehensive income/(loss)	(1,007)	(3,177)		(3,338)	(11)	(15)
Total comprehensive income for the period	$ 12,350	$ 55,915		$ 10,748	$ (117,433)	$ (736)
MX Capital Ltd
Investments in equity accounted associates
Revenue			$ 2,096
Loss from operations			(17,627)
Other comprehensive income/(loss)			(188)
Total comprehensive income for the period			$ (18,241)